Average Annual Total Returns - FidelitySeriesCorporateBondFund-PRO - FidelitySeriesCorporateBondFund-PRO - Fidelity Series Corporate Bond Fund	Oct. 30, 2024
Fidelity Series Corporate Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.07%
Past 5 years	2.84%
Since Inception	2.46%	[1]
Fidelity Series Corporate Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.23%
Past 5 years	1.32%
Since Inception	0.93%	[1]
Fidelity Series Corporate Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.32%
Past 5 years	1.57%
Since Inception	1.26%	[1]
LB004
Average Annual Return:
Past 1 year	8.18%
Past 5 years	2.45%
Since Inception	2.22%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.24%

[1]	A From August 17, 2018 .